UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Legg Mason Partners Lifestyle Series, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: January 31

Date of reporting period: July 31, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JULY 31, 2006

Legg Mason Partners

Lifestyle Series, Inc.

Legg Mason Partners Lifestyle High Growth Fund

Legg Mason Partners Lifestyle Growth Fund

Legg Mason Partners Lifestyle Balanced Fund

Legg Mason Partners Lifestyle Conservative Fund

Legg Mason Partners Lifestyle Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Lifestyle Series, Inc.

Semi-Annual Report  •  July 31, 2006

What’s

Inside

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period. After gross domestic product (“GDP”)i rose 1.7% in the fourth quarter of 2005 — the first quarter in which GDP did not surpass 3.0% in nearly three years — the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006, GDP growth was a more modest 2.9%, according to the Commerce Department’s preliminary estimate. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates three times during the period. Since it began its tightening campaign in June 2004, the Fed increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. However, after the reporting period ended, the Fed paused from raising rates in August. In its official statement, the Fed said “…the Committee judges that some inflation risks remain. The extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

For the six-month period ended July 31, 2006, the U.S. stock market largely treaded water, with the S&P 500 Indexiv returning 0.67%. While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.

Looking at the market more closely, large-cap stocks outperformed their mid- and small-cap counterparts, with the Russell 1000v, Russell Midcapvi and Russell 2000vii Indexes returning 0.17%, -2.46%, and -3.92%,

Legg Mason Partners Lifestyle Series, Inc.        I

respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 4.65% and -4.83%, respectively, over the reporting period.

Both short- and long-term yields rose over the reporting period, causing the overall bond market to weaken. During the six months ended July 31, 2006, two-year Treasury yields increased from 4.54% to 4.97%. Over the same period, 10-year Treasury yields moved from 4.53% to 4.99%. Short-term rates rose in concert with the Fed’s repeated rate hikes, while long-term rates rose on fears of mounting inflationary pressures. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexx, returned 0.61%.

Lifestyle High Growth Fund

Performance Review

For the six months ended July 31, 2006, Class A shares of the Legg Mason Partners Lifestyle High Growth Fund, excluding sales charges, returned -3.84%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index and the Russell 3000 Indexxi, returned 0.61% and -0.20%, respectively, for the same period. The Fund’s former benchmarks, the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Indexxii and the Citigroup High Yield Market Indexxiii, returned 0.67%, -3.92%, 4.82% and 2.37%, respectively, for the same period. The Lipper Multi-Cap Core Funds Category Average1 decreased 2.00% over the same time frame.

Lifestyle Growth Fund

Performance Review

For the six months ended July 31, 2006, Class A shares of the Legg Mason Partners Lifestyle Growth Fund, excluding sales charges, returned -2.62%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index and the Russell 3000 Indexxi, returned 0.61% and -0.20%, respectively, for the same period. The Fund’s former benchmarks, the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Indexxii and the Lehman Brothers Government/Credit Bond Indexxiv, returned 0.67%, -3.92%, 4.82% and 0.32%, respectively, for the same period. The Lipper Multi-Cap Core Funds Category Average1 decreased 2.00% over the same time frame.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 894 funds in the Fund’s Lipper category, and excluding sales charges.

II       Legg Mason Partners Lifestyle Series, Inc.

Lifestyle Balanced Fund

Performance Review

For the six months ended July 31, 2006, Class A shares of the Legg Mason Partners Lifestyle Balanced Fund, excluding sales charges, returned -1.06%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index and the Russell 1000 Index, returned 0.61% and 0.17%, respectively, for the same period. The Fund’s former benchmarks, the S&P 500 Index, the Citigroup One-Year U.S. Treasury Indexxv, the Citigroup World Government Bond Indexxvi and the Lehman Brothers Government/Credit Bond Indexxiv, returned 0.67%, 1.91%, 2.25% and 0.32%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average2 increased 0.55% over the same time frame.

Lifestyle Conservative Fund

Performance Review

For the six months ended July 31, 2006, Class A shares of the Legg Mason Partners Lifestyle Conservative Fund, excluding sales charges, returned -0.40%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index and the Russell 1000 Index, returned 0.61% and 0.17%, respectively, for the same period. The Fund’s former benchmarks, the S&P 500 Index, the Citigroup One-Year U.S. Treasury Indexxv, the Citigroup High Yield Market Indexxiii and the Lehman Brothers Government/Credit Bond Indexxiv returned 0.67%, 1.91%, 2.37% and 0.32%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average3 increased 0.51% over the same time frame.

Lifestyle Income Fund

Performance Review

For the six months ended July 31, 2006, Class A shares of the Legg Mason Partners Lifestyle Income Fund, excluding sales charges, returned 0.37%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Index and the Citigroup High Yield Market Indexxiii, returned 0.61%, 0.17% and 2.37%, respectively, for the same period. The Fund’s former benchmarks, the S&P 500 Index, the Lehman Brothers Government/Credit Bond Indexxiv and the Citigroup

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 424 funds in the Fund’s Lipper category, and excluding sales charges.
[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 347 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Lifestyle Series, Inc.       III

One-Year U.S Treasury Indexxv, returned 0.67%, 0.32% and 1.91%, respectively, for the same period. The Lipper General Bond Funds Category Average4 increased 0.78% over the same time frame.

Performance Snapshot as of July 31, 2006 (excluding sales charges) (unaudited)
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

6 Months

Lifestyle High Growth Fund — Class A Shares	-3.84%

Lehman Brothers U.S. Aggregate Index	0.61%

Russell 3000 Index	-0.20%

S&P 500 Index	0.67%

Russell 2000 Index	-3.92%

MSCI EAFE Index	4.82%

Citigroup High Yield Market Index	2.37%

Lipper Multi-Cap Core Funds Category Average	-2.00%

Lifestyle Growth Fund — Class A Shares	-2.62%

Lehman Brothers U.S. Aggregate Index	0.61%

Russell 3000 Index	-0.20%

S&P 500 Index	0.67%

Russell 2000 Index	-3.92%

MSCI EAFE Index	4.82%

Lehman Brothers Government/Credit Bond Index	0.32%

Lipper Multi-Cap Core Funds Category Average	-2.00%

Lifestyle Balanced Fund — Class A Shares	-1.06%

Lehman Brothers U.S. Aggregate Index	0.61%

Russell 1000 Index	0.17%

S&P 500 Index	0.67%

Citigroup One-Year U.S. Treasury Index	1.91%

Citigroup World Government Bond Index	2.25%

Lehman Brothers Government/Credit Bond Index	0.32%

Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	0.55%

Lifestyle Conservative Fund — Class A Shares	-0.40%

Lehman Brothers U.S. Aggregate Index	0.61%

[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 26 funds in the Fund’s Lipper category, and excluding sales charges

IV       Legg Mason Partners Lifestyle Series, Inc.

Performance Snapshot as of July 31, 2006 (excluding sales charges) (unaudited) (continued)

6 Months
Russell 1000 Index	0.17%

S&P 500 Index	0.67%

Citigroup One-Year U.S. Treasury Index	1.91%

Citigroup High Yield Market Index	2.37%

Lehman Brothers Government/Credit Bond Index	0.32%

Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	0.51%

Lifestyle Income Fund — Class A Shares	0.37%

Lehman Brothers U.S. Aggregate Index	0.61%

Russell 1000 Index	0.17%

Citigroup High Yield Market Index	2.37%

S&P 500 Index	0.67%

Lehman Brothers Government/Credit Bond Index	0.32%

Citigroup One-Year U.S. Treasury Index	1.91%

Lipper General Bond Funds Category Average	0.78%

Excluding sales charges, Class B shares and Class C shares of Lifestyle High Growth Fund returned -4.20% and -4.17%, respectively, over the six months ended July 31, 2006. Excluding sales charges, Class B shares and Class C shares of Lifestyle Growth Fund returned -2.94% and -2.93%, respectively, over the six months ended July 31, 2006. Excluding sales charges, Class B shares and Class C shares of Lifestyle Balanced Fund returned -1.50% and -1.42%, respectively, over the six months ended July 31, 2006. Excluding sales charges, Class B shares and Class C shares of Lifestyle Conservative Fund returned -0.76% and -0.71%, respectively, over the six months ended July 31, 2006. Excluding sales charges, Class B shares and Class C shares of Lifestyle Income Fund returned 0.11% and 0.04%, respectively, over the six months ended July 31, 2006.

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, standardize share class pricing features, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Funds’ Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became each Fund’s investment manager and CAM North America, LLC (“CAM N.A.”), became each Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.

The Funds were formerly known as: Smith Barney Allocation Series Inc. — High Growth Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio and Income Portfolio.

Legg Mason Partners Lifestyle Series, Inc.       V

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 30, 2006

VI       Legg Mason Partners Lifestyle Series, Inc.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Lifestyle High Growth Fund: Keep in mind, foreign stocks are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investing in emerging markets; small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Growth Fund: Keep in mind, international stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high yield securities are lower-rated issues and inherently more risky than higher-rated securities. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Balanced Fund: Keep in mind, the Fund is subject to the risks associated with investing in both fixed income and equity securities. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Conservative Fund: As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund invests in funds that hold high-yield securities. These issues are lower rated and involve greater credit and liquidity risks than investment grade bonds. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Income Fund: Keep in mind, the Fund may invest in funds that hold high-yield corporate bonds, debentures and notes. These securities are less liquid than investment-grade securities and their market values tend to be more volatile. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Also, there are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xi	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.

xii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.

xiii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

xiv	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).

xv	The Citigroup One-Year U.S. Treasury Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.

xvi	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries.

Legg Mason Partners Lifestyle Series, Inc.       VII

Fund at a Glance (unaudited)

Legg Mason Partners Lifestyle Series, Inc. — Legg Mason Partners Lifestyle High Growth Fund Breakdown (as of 7/31/06)1

As a Percent of Total Investments

0% *Short-Term Investment
30% Legg Mason Partners Investment Trust — Legg Mason Partners Large Cap Growth Fund
Top 5 Sectors:
Information Technology
Health Care
Consumer Discretionary
Financials
Consumer Staples
27% Legg Mason Partners Funds, Inc. — Legg Mason Partners Large Cap Value Fund
Top 5 Sectors:
Financials
Consumer Discretionary
Industrials
Health Care
Consumer Staples
7% Legg Mason Partners Core Plus Bond Fund, Inc.
Top 5 Investment Categories:
Mortgage-Backed Securities
Collateralized Mortgage & Obligations
Corporate Bonds & Notes
U.S. Government & Agency Obligations
Asset-Backed Securities
10% Legg Mason Partners Small Cap Core Fund, Inc.
Top 5 Sectors:
Financials
Industrials
Information Technology
Consumer Discretionary
Health Care
26% Legg Mason Partners Aggressive Growth Fund, Inc.
Top 5 Sectors:
Health Care
Energy
Consumer Discretionary
Financials
Information Technology

*Represents Less Than 1%
[1]Subject to change at any time.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       1

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Lifestyle Series, Inc. — Legg Mason Partners Lifestyle Growth Fund Breakdown (as of 7/31/06)1

2       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Lifestyle Series, Inc. — Legg Mason Partners Lifestyle Balanced Fund Breakdown (as of 7/31/06)1

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       3

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Lifestyle Series, Inc. — Legg Mason Partners Lifestyle Conservative Fund Breakdown (as of 7/31/06)1

As a Percent of Total Investments

0% *Short-Term Investment
69% Legg Mason Partners Core Plus Bond Fund, Inc.
Top 5 Investment Categories:
Mortgage-Backed Securities
Collateralized Mortgage Obligations
Corporate Bonds & Notes
U.S. Government & Agency Obligations
Asset-Backed Securities
11% Legg Mason Partners Appreciation Fund, Inc.
Top 5 Sectors:
Industrials
Financials
Information Technology
Consumer Staples
Energy
5% Legg Mason Partners Investment Trust — Legg Mason Partners Large Cap Growth Fund
Top 5 Sectors:
Information Technology
Health Care
Consumer Discretionary
Financials
Consumer Staples
5% Legg Mason Partners Fundamental Value Fund, Inc.
Top 5 Sectors:
Financials
Information Technology
Health Care
Consumer Discretionary
Industrials
10% Legg Mason Partners Investment Series — Legg Mason Partners Growth and Income Fund
Top 5 Sectors:
Financials
Information Technology
Industrials
Health Care
Energy

*Represents Less Than 1%
[1] Subject to change at any time.

4       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Lifestyle Series, Inc. — Legg Mason Partners Lifestyle Income Fund Breakdown (as of 7/31/06)1

As a Percent of Total Investments

59% Legg Mason Partners Core Plus Bond Fund, Inc.
Top 5 Investment Categories:
Mortgage-Backed Securities
Collateralized Mortgage Obligations
Corporate Bonds & Notes
U.S. Government & Agency Obligations
Asset-Backed Securities
16% Legg Mason Partners Income Funds — Legg Mason Partners Diversified Strategic Income Fund
Top 5 Investment Categories:
Corporate Bonds & Notes
Mortgage-Backed Securities
Collateralized Mortgage Obligations
Sovereign Bonds
Asset-Backed Securities
5% Legg Mason Partners Income Funds — Legg Mason Partners Capital and Income Fund
Top 5 Sectors:
Industrials
Financials
Consumer Staples
Energy
Health Care
5% Legg Mason Partners Appreciation Fund, Inc.
Top 5 Sectors:
Industrials
Financials
Information Technology
Consumer Staples
Energy
15% Legg Mason Partners Income Funds — Legg Mason Partners High Income Fund
Top 5 Sectors:
Consumer Discretionary
Energy
Industrials
Financials
Materials

[1] Subject to change at any time.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       5

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2006 and held for the six months ended July 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle High Growth Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	(3.84)%	$1,000.00	$961.60	0.76%	$3.70

Class B	(4.20)	1,000.00	958.00	1.47	7.14

Class C	(4.17)	1,000.00	958.30	1.30	6.31

(1)	For the six months ended July 31, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Does not include expenses of the Underlying Funds in which the Fund invests.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle High Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,021.03	0.76%	$3.81

Class B	5.00	1,000.00	1,017.50	1.47	7.35

Class C	5.00	1,000.00	1,018.35	1.30	6.51

(1)	For the six months ended July 31, 2006.
(2)	Does not include expenses of the Underlying Funds in which the Fund invests.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       7

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2006 and held for the six months ended July 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle Growth Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	(2.62)%	$1,000.00	$973.80	0.75%	$3.67

Class B	(2.94)	1,000.00	970.60	1.48	7.23

Class C	(2.93)	1,000.00	970.70	1.29	6.30

(1)	For the six months ended July 31, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Does not include expenses of the Underlying Funds in which the Fund invests.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,021.08	0.75%	$3.76

Class B	5.00	1,000.00	1,017.46	1.48	7.40

Class C	5.00	1,000.00	1,018.40	1.29	6.46

(1)	For the six months ended July 31, 2006.
(2)	Does not include expenses of the Underlying Funds in which the Fund invests.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       9

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2006 and held for the six months ended July 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle Balanced Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	(1.06)%	$1,000.00	$989.40	0.67%	$3.30

Class B	(1.50)	1,000.00	985.00	1.48	7.28

Class C	(1.42)	1,000.00	985.80	1.27	6.25

(1)	For the six months ended July 31, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Does not include expenses of the Underlying Funds in which the Fund invests.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

10       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle Balanced Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,021.47	0.67%	$3.36

Class B	5.00	1,000.00	1,017.46	1.48	7.40

Class C	5.00	1,000.00	1,018.50	1.27	6.36

(1)	For the six months ended July 31, 2006.
(2)	Does not include expenses of the Underlying Funds in which the Fund invests.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       11

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2006 and held for the six months ended July 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle Conservative Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	(0.40)%	$1,000.00	$996.00	0.70%	$3.46

Class B	(0.76)	1,000.00	992.40	1.23	6.08

Class C	(0.71)	1,000.00	992.90	1.16	5.73

(1)	For the six months ended July 31, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sale charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Does not include expenses of the Underlying Funds in which the Fund invests.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

12       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle Conservative Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,021.32	0.70%	$3.51

Class B	5.00	1,000.00	1,018.70	1.23	6.16

Class C	5.00	1,000.00	1,019.04	1.16	5.81

(1)	For the six months ended July 31, 2006.
(2)	Does not include expenses of the Underlying Funds in which the Fund invests.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       13

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2006 and held for the six months ended July 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle Income Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	0.37%	$1,000.00	$1,003.70	0.78%	$3.88

Class B	0.11	1,000.00	1,001.10	1.24	6.15

Class C	0.04	1,000.00	1,000.40	1.20	5.95

(1)	For the six months ended July 31, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Does not include expenses of the Underlying Funds in which the Fund invests.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

14       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle Income Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,020.93	0.78%	$3.91

Class B	5.00	1,000.00	1,018.65	1.24	6.21

Class C	5.00	1,000.00	1,018.84	1.20	6.01

(1)	For the six months ended July 31, 2006.
(2)	Does not include expenses of the Underlying Funds in which the Fund invests.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       15

Schedules of Investments (July 31, 2006) (unaudited)

LEGG MASON PARTNERS LIFESTYLE HIGH GROWTH FUND

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.5%
1,514,331	Legg Mason Partners Aggressive Growth Fund, Inc., Class Y Shares*	$168,605,595
3,499,842	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	42,208,098
9,637,141	Legg Mason Partners Funds, Inc. — Legg Mason Partners Large Cap Value Fund, Class Y Shares	169,999,162
8,857,872	Legg Mason Partners Investment Trust — Legg Mason Partners Large Cap Growth Fund, Class Y Shares*	192,038,666
4,494,362	Legg Mason Partners Small Cap Core Fund, Inc., Class Y Shares	66,516,562

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $499,579,022)	639,368,083

Face Amount
SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$3,709,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity — $3,709,542; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value — $3,783,184) (Cost — $3,709,000)	3,709,000

	TOTAL INVESTMENTS — 100.1% (Cost — $503,288,022#)	643,077,083
	Liabilities in Excess of Other Assets — (0.1)%	(919,284)

	TOTAL NET ASSETS — 100.0%	$642,157,799

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Schedules of Investments (July 31, 2006 ) (unaudited) (continued)

LEGG MASON PARTNERS LIFESTYLE GROWTH FUND

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.6%
595,915	Legg Mason Partners Aggressive Growth Fund, Inc., Class Y Shares*	$66,349,229
12,584,330	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	151,767,021
8,009,742	Legg Mason Partners Funds, Inc. — Legg Mason Partners Large Cap Value Fund, Class Y Shares	141,291,842
6,488,585	Legg Mason Partners Investment Trust — Legg Mason Partners Large Cap Growth Fund, Class Y Shares*	140,672,526
3,860,871	Legg Mason Partners Small Cap Core Fund, Inc., Class Y Shares	57,140,890

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $489,464,094)	557,221,508

Face Amount
SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$2,665,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity — $2,665,389; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value — $2,718,303) (Cost — $2,665,000)	2,665,000

	TOTAL INVESTMENTS — 100.1% (Cost — $492,129,094#)	559,886,508
	Liabilities in Excess of Other Assets — (0.1)%	(548,881)

	TOTAL NET ASSETS — 100.0%	$559,337,627

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       17

Schedules of Investments (July 31, 2006) (unaudited) (continued)

LEGG MASON PARTNERS LIFESTYLE BALANCED FUND

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.6%
3,116,221	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares	$45,247,522
13,914,920	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	167,813,938
2,868,694	Legg Mason Partners Fundamental Value Fund, Inc., Class Y Shares	44,751,631
2,604,306	Legg Mason Partners Investment Series — Legg Mason Partners Growth and Income Fund, Class Y Shares	41,642,846
2,045,243	Legg Mason Partners Investment Trust — Legg Mason Partners Large Cap Growth Fund, Class Y Shares*	44,340,868

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $326,036,327)	343,796,805

Face Amount
SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$1,630,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity — $1,630,238; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value — $1,662,602) (Cost — $1,630,000)	1,630,000

	TOTAL INVESTMENTS — 100.1% (Cost — $327,666,327#)	345,426,805
	Liabilities in Excess of Other Assets — (0.1)%	(193,514)

	TOTAL NET ASSETS — 100.0%	$345,233,291

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

18       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Schedules of Investments (July 31, 2006) (unaudited) (continued)

LEGG MASON PARTNERS LIFESTYLE CONSERVATIVE FUND

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.7%
809,559	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares	$11,754,796
6,118,375	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	73,787,607
342,390	Legg Mason Partners Fundamental Value Fund, Inc., Class Y Shares	5,341,283
681,229	Legg Mason Partners Investment Series — Legg Mason Partners Growth and Income Fund, Class Y Shares	10,892,855
240,345	Legg Mason Partners Investment Trust — Legg Mason Partners Large Cap Growth Fund, Class Y Shares*	5,210,680

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $106,293,321)	106,987,221

Face Amount
SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$320,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity — $320,047; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value — $326,400) (Cost — $320,000)	320,000

	TOTAL INVESTMENTS — 100.0% (Cost — $106,613,321#)	107,307,221
	Liabilities in Excess of Other Assets — 0.0%	(22,251)

	TOTAL NET ASSETS — 100.0%	$107,284,970

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       19

Schedules of Investments (July 31, 2006) (unaudited) (continued)

LEGG MASON PARTNERS LIFESTYLE INCOME FUND

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 100.1%
175,486	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares	$2,548,054
2,240,721	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	27,023,093
	Legg Mason Partners Income Funds:
134,280	Legg Mason Partners Capital and Income Fund, Class Y Shares	2,360,640
1,079,629	Legg Mason Partners Diversified Strategic Income Fund, Class Y Shares	7,179,535
1,055,708	Legg Mason Partners High Income Fund, Class Y Shares	7,041,569

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 100.1% (Cost — $49,637,628#)	46,152,891
	Liabilities in Excess of Other Assets — (0.1)%	(57,486)

	TOTAL NET ASSETS — 100.0%	$46,095,405

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Statements of Assets and Liabilities (July 31, 2006) (unaudited)

	Legg Mason Partners Lifestyle High Growth Fund	Legg Mason Partners Lifestyle Growth Fund	Legg Mason Partners Lifestyle Balanced Fund	Legg Mason Partners Lifestyle Conservative Fund	Legg Mason Partners Lifestyle Income Fund
ASSETS:
Investments, at cost	$503,288,022	$492,129,094	$327,666,327	$106,613,321	$49,637,628

Investments, at value	$643,077,083	$559,886,508	$345,426,805	$107,307,221	$46,152,891
Cash	72	878	768	127	—
Receivable for Fund shares sold	432,406	334,857	168,140	39,233	50,459
Dividends and interest receivable	184,643	662,359	735,605	323,090	209,209
Prepaid expenses	34,562	28,101	24,553	21,872	22,891

Total Assets	643,728,766	560,912,703	346,355,871	107,691,543	46,435,450

LIABILITIES:
Payable for Fund shares repurchased	796,158	994,987	825,604	303,432	198,166
Distribution fees payable	91,346	81,581	51,132	12,663	5,236
Investment management fee payable	86,402	88,911	54,975	17,064	6,271
Due to custodian	—	—	—	—	75,409
Distributions payable	—	—	—	—	11,597
Accrued expenses	597,061	409,597	190,869	73,414	43,366

Total Liabilities	1,570,967	1,575,076	1,122,580	406,573	340,045

Total Net Assets	$642,157,799	$559,337,627	$345,233,291	$107,284,970	$46,095,405

NET ASSETS:
Par value (Note 6)	$44,056	$45,016	$28,516	$9,476	$4,605
Paid-in capital in excess of par value	576,656,390	597,030,020	346,809,944	112,104,332	53,798,372
Undistributed net investment income	—	2,992,853	1,037,587	438,398	127,706
Accumulated net investment loss	(93,378)	—	—	—	—
Accumulated net realized loss on sale of Underlying Funds and capital gain distributions from Underlying Funds	(74,238,330)	(108,487,676)	(20,403,234)	(5,961,136)	(4,350,541)
Net unrealized appreciation (depreciation) on investments	139,789,061	67,757,414	17,760,478	693,900	(3,484,737)

Total Net Assets	$642,157,799	$559,337,627	$345,233,291	$107,284,970	$46,095,405

Shares Outstanding:
Class A	30,244,883	30,768,107	19,415,110	6,750,531	3,441,045

Class B	11,657,973	11,855,677	6,818,048	2,168,150	964,683

Class C	2,152,671	2,392,669	2,282,583	557,243	199,106

Net Asset Value:
Class A (and redemption price)	$14.77	$12.39	$12.02	$11.28	$9.99

Class B*	$14.14	$12.49	$12.29	$11.44	$10.09

Class C*	$14.25	$12.51	$12.32	$11.42	$10.07

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$15.55	$13.04	$12.65	—	—

Class A (based on maximum sales charge of 4.50%)	—	—	—	$11.81	$10.46

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% (4.50% for the Conservative Fund and the Income Fund) and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       21

Statements of Operations (For the six months ended July 31, 2006) (unaudited)

	Legg Mason Partners Lifestyle High Growth Fund	Legg Mason Partners Lifestyle Growth Fund	Legg Mason Partners Lifestyle Balanced Fund	Legg Mason Partners Lifestyle Conservative Fund	Legg Mason Partners Lifestyle Income Fund
INVESTMENT INCOME:
Income distributions from Underlying Funds	$3,103,843	$5,809,615	$4,991,324	$2,102,719	$1,357,821
Interest	63,671	54,600	32,766	7,314	3,591

Total Investment Income	3,167,514	5,864,215	5,024,090	2,110,033	1,361,412

EXPENSES:
Distribution fees (Note 4)	1,639,588	1,466,197	919,407	223,969	94,442
Transfer agent fees (Note 4)	1,363,445	916,049	385,167	110,262	49,795
Investment management fee (Note 2)	668,060	583,251	359,298	110,361	48,997
Shareholder reports (Note 4)	66,155	48,280	21,753	7,039	2,884
Registration fees	32,835	22,933	27,404	17,774	23,195
Directors’ fees	13,235	11,791	8,262	4,128	2,920
Audit and tax	9,868	9,868	9,868	9,868	9,868
Legal fees	6,744	5,959	6,483	6,349	6,500
Custody fees	413	968	807	678	433
Miscellaneous expenses	1,851	1,792	1,616	1,474	1,590

Total Expenses	3,802,194	3,067,088	1,740,065	491,902	240,624
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(541,302)	(195,753)	(64,262)	(15,794)	(18,562)

Net Expenses	3,260,892	2,871,335	1,675,803	476,108	222,062

Net Investment Income (Loss)	(93,378)	2,992,880	3,348,287	1,633,925	1,139,350

REALIZED AND UNREALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUNDS AND CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Sale of Underlying Funds	(334,069)	(2,589,652)	369,079	14,445	(929,950)
Capital gain distributions from Underlying Funds	795,559	682,370	383,912	99,736	21,620

Net Realized Gain (Loss)	461,490	(1,907,282)	752,991	114,181	(908,330)

Change in Net Unrealized Appreciation/Depreciation From Underlying Funds	(27,499,840)	(17,216,343)	(8,706,582)	(2,374,364)	(151,155)

Net Loss on Sale of Underlying Funds and Capital Gain Distributions From Underlying Funds	(27,038,350)	(19,123,625)	(7,953,591)	(2,260,183)	(1,059,485)

Increase (Decrease) in Net Assets From Operations	$(27,131,728)	$(16,130,745)	$(4,605,304)	$(626,258)	$79,865

See Notes to Financial Statements.

22       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended July 31, 2006 (unaudited) and the year ended January 31, 2006

Legg Mason Partners Lifestyle High Growth Fund	July 31	January 31
OPERATIONS:
Net investment loss	$(93,378)	$(1,908,956)
Net realized gain (loss)	461,490	(7,480,264)
Change in net unrealized appreciation/depreciation	(27,499,840)	81,057,755

Increase (Decrease) in Net Assets From Operations	(27,131,728)	71,668,535

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	46,023,422	95,239,664
Cost of shares repurchased	(78,666,189)	(157,660,999)

Decrease in Net Assets From Fund Share Transactions	(32,642,767)	(62,421,335)

Increase (Decrease) in Net Assets	(59,774,495)	9,247,200
NET ASSETS:
Beginning of period	701,932,294	692,685,094

End of period*	$642,157,799	$701,932,294

* Includes accumulated net investment loss of:	$(93,378)	—

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       23

Statements of Changes in Net Assets (continued)

For the six months ended July 31, 2006 (unaudited) and the year ended January 31, 2006

Legg Mason Partners Lifestyle Growth Fund	July 31	January 31
OPERATIONS:
Net investment income	$2,992,880	$4,627,887
Net realized loss	(1,907,282)	(44,695,036)
Change in net unrealized appreciation/depreciation	(17,216,343)	86,359,393

Increase (Decrease) in Net Assets From Operations	(16,130,745)	46,292,244

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(208,852)	(4,428,083)

Decrease in Net Assets From Distributions to Shareholders	(208,852)	(4,428,083)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	44,794,997	89,992,585
Reinvestment of distributions	206,490	4,370,386
Cost of shares repurchased	(83,007,823)	(159,790,973)

Decrease in Net Assets From Fund Share Transactions	(38,006,336)	(65,428,002)

Decrease in Net Assets	(54,345,933)	(23,563,841)
NET ASSETS:
Beginning of period	613,683,560	637,247,401

End of period*	$559,337,627	$613,683,560

* Includes undistributed net investment income of:	$2,992,853	$208,825

See Notes to Financial Statements.

24       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended July 31, 2006 (unaudited) and the year ended January 31, 2006

Legg Mason Partners Lifestyle Balanced Fund	July 31	January 31
OPERATIONS:
Net investment income	$3,348,287	$6,022,110
Net realized gain (loss)	752,991	(3,520,176)
Change in net unrealized appreciation/depreciation	(8,706,582)	13,499,089

Increase (Decrease) in Net Assets From Operations	(4,605,304)	16,001,023

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(2,778,795)	(5,798,183)

Decrease in Net Assets From Distributions to Shareholders	(2,778,795)	(5,798,183)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	33,259,103	60,382,268
Reinvestment of distributions	2,719,886	5,662,039
Cost of shares repurchased	(61,348,481)	(100,212,049)

Decrease in Net Assets From Fund Share Transactions	(25,369,492)	(34,167,742)

Decrease in Net Assets	(32,753,591)	(23,964,902)
NET ASSETS:
Beginning of period	377,986,882	401,951,784

End of period*	$345,233,291	$377,986,882

* Includes undistributed net investment income of:	$1,037,587	$468,095

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       25

Statements of Changes in Net Assets (continued)

For the six months ended July 31, 2006 (unaudited) and the year ended January 31, 2006

Legg Mason Partners Lifestyle Conservative Fund	July 31	January 31
OPERATIONS:
Net investment income	$1,633,925	$3,197,082
Net realized gain (loss)	114,181	(4,730,294)
Change in net unrealized appreciation/depreciation	(2,374,364)	5,033,771

Increase (Decrease) in Net Assets From Operations	(626,258)	3,500,559

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,393,071)	(3,207,597)

Decrease in Net Assets From Distributions to Shareholders	(1,393,071)	(3,207,597)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	11,662,416	26,577,113
Reinvestment of distributions	1,345,489	3,115,766
Cost of shares repurchased	(19,652,930)	(35,045,522)

Decrease in Net Assets From Fund Share Transactions	(6,645,025)	(5,352,643)

Decrease in Net Assets	(8,664,354)	(5,059,681)
NET ASSETS:
Beginning of period	115,949,324	121,009,005

End of period*	$107,284,970	$115,949,324

* Includes undistributed net investment income of:	$438,398	$197,544

See Notes to Financial Statements.

26       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended July 31, 2006 (unaudited) and the year ended January 31, 2006

Legg Mason Partners Lifestyle Income Fund	July 31	January 31
OPERATIONS:
Net investment income	$1,139,350	$2,140,466
Net realized loss	(908,330)	(1,265,393)
Change in net unrealized appreciation/depreciation	(151,155)	344,466

Increase in Net Assets From Operations	79,865	1,219,539

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,107,694)	(2,067,884)

Decrease in Net Assets From Distributions to Shareholders	(1,107,694)	(2,067,884)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	4,881,128	14,032,694
Reinvestment of distributions	1,032,487	1,931,952
Cost of shares repurchased	(11,376,594)	(15,010,430)

Increase (Decrease) in Net Assets From Fund Share Transactions	(5,462,979)	954,216

Increase (Decrease) in Net Assets	(6,490,808)	105,871
NET ASSETS:
Beginning of period	52,586,213	52,480,342

End of period*	$46,095,405	$52,586,213

* Includes undistributed net investment income of:	$127,706	$96,050

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       27

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Lifestyle High Growth Fund	2006(2)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.36		$13.80		$13.31	$9.22	$12.12	$15.11

Income (Loss) From Operations:
Net investment income (loss)(3)	0.01		(0.00	)(4)	(0.01)	0.00 (4)	(0.01)	0.04
Net realized and unrealized gain (loss)	(0.60)		1.56		0.50	4.09	(2.89)	(2.46)

Total Income (Loss) From Operations	(0.59)		1.56		0.49	4.09	(2.90)	(2.42)

Less Distributions From:
Net investment income	—		—		—	—	—	(0.00	)(4)
Net realized gains	—		—		—	—	—	(0.57)

Total Distributions	—		—		—	—	—	(0.57)

Net Asset Value, End of Period	$14.77		$15.36		$13.80	$13.31	$9.22	$12.12

Total Return(5)	(3.84)%		11.30%		3.68%	44.36%	(23.93)%	(16.25)%

Net Assets, End of Period (000s)	$446,634		$464,856		$415,122	$358,644	$258,430	$366,092

Ratios to Average Net Assets:
Gross expenses(6)	0.89	%(7)	1.03%		1.00%	1.15%	1.35%	0.88%
Net expenses(6)(8)(9)	0.76	(7)	0.80		0.79	0.80	0.80	0.71
Net investment income (loss)	0.20	(7)	(0.01)		(0.04)	0.04	(0.07)	0.33

Portfolio Turnover Rate	1%		47%		4%	4%	0%	5%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Amount represents less than $0.01 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle High Growth Fund	2006(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.76		$13.36	$12.99	$9.06	$12.01	$15.08

Income (Loss) From Operations:
Net investment loss(3)	(0.04)		(0.11)	(0.10)	(0.08)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	(0.58)		1.51	0.47	4.01	(2.86)	(2.45)

Total Income (Loss) From Operations	(0.62)		1.40	0.37	3.93	(2.95)	(2.50)

Less Distributions From:
Net realized gains	—		—	—	—	—	(0.57)

Total Distributions	—		—	—	—	—	(0.57)

Net Asset Value, End of Period	$14.14		$14.76	$13.36	$12.99	$9.06	$12.01

Total Return(4)	(4.20)%		10.48%	2.85%	43.38%	(24.56)%	(16.83)%

Net Assets, End of Period (000s)	$164,840		$200,934	$234,734	$278,172	$206,591	$293,784

Ratios to Average Net Assets:
Gross expenses(5)	1.73	%(6)	1.81%	1.79%	1.82%	2.01%	1.62%
Net expenses(5)(7)(8)	1.47	(6)	1.55	1.54	1.55	1.55	1.46
Net investment loss	(0.53	)(6)	(0.78)	(0.82)	(0.71)	(0.82)	(0.42)

Portfolio Turnover Rate	1%		47%	4%	4%	0%	5%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Does not include expenses of the Underlying Funds in which the Fund invests.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.55%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       29

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle High Growth Fund	2006(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.87		$13.44	$13.04	$9.08	$12.01	$15.09

Income (Loss) From Operations:
Net investment loss(3)	(0.03)		(0.08)	(0.08)	(0.05)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	(0.59)		1.51	0.48	4.01	(2.85)	(2.46)

Total Income (Loss) From Operations	(0.62)		1.43	0.40	3.96	(2.93)	(2.51)

Less Distributions From:
Net realized gains	—		—	—	—	—	(0.57)

Total Distributions	—		—	—	—	—	(0.57)

Net Asset Value, End of Period	$14.25		$14.87	$13.44	$13.04	$9.08	$12.01

Total Return(4)	(4.17)%		10.64%	3.07%	43.61%	(24.40)%	(16.88)%

Net Assets, End of Period (000s)	$30,684		$36,142	$42,829	$42,824	$31,232	$43,455

Ratios to Average Net Assets:
Gross expenses(5)	1.34	%(6)	1.39%	1.38%	1.30%	1.47%	1.44%
Net expenses(5)(7)	1.30	(6)(8)	1.39	1.36 (8)	1.30	1.47	1.44
Net investment loss	(0.36	)(6)	(0.61)	(0.63)	(0.46)	(0.75)	(0.40)

Portfolio Turnover Rate	1%		47%	4%	4%	0%	5%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Does not include expenses of the Underlying Funds in which the Fund invests.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.55%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Lifestyle Growth Fund	2006(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.73		$11.89	$11.66	$8.75	$10.89	$13.64

Income (Loss) From Operations:
Net investment income(3)	0.08		0.13	0.13	0.13	0.13	0.22
Net realized and unrealized gain (loss)	(0.41)		0.84	0.27	2.90	(2.12)	(2.04)

Total Income (Loss) From Operations	(0.33)		0.97	0.40	3.03	(1.99)	(1.82)

Less Distributions From:
Net investment income	(0.01)		(0.13)	(0.17)	(0.12)	(0.13)	(0.24)
Net realized gains	—		—	—	—	(0.02)	(0.69)

Total Distributions	(0.01)		(0.13)	(0.17)	(0.12)	(0.15)	(0.93)

Net Asset Value, End of Period	$12.39		$12.73	$11.89	$11.66	$8.75	$10.89

Total Return(4)	(2.62)%		8.14%	3.40%	34.67%	(18.32)%	(13.56)%

Net Assets, End of Period (000s)	$381,318		$393,641	$363,251	$321,089	$256,146	$354,879

Ratios to Average Net Assets:
Gross expenses(5)	0.78	%(6)	0.86%	0.87%	0.93%	1.03%	0.76%
Net expenses(5)(7)	0.75	(6)(8)	0.80 (8)	0.78 (8)	0.80 (8)	0.80 (8)	0.76
Net investment income	1.27	(6)	1.04	1.16	1.27	1.30	1.81

Portfolio Turnover Rate	1%		50%	5%	0%	1%	6%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Does not include expenses of the Underlying Funds in which the Fund invests.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       31

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle Growth Fund	2006(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.87		$12.02	$11.77	$8.82	$10.98	$13.74

Income (Loss) From Operations:
Net investment income(3)	0.03		0.03	0.04	0.05	0.05	0.13
Net realized and unrealized gain (loss)	(0.41)		0.85	0.26	2.93	(2.13)	(2.05)

Total Income (Loss) From Operations	(0.38)		0.88	0.30	2.98	(2.08)	(1.92)

Less Distributions From:
Net investment income	(0.00	)(4)	(0.03)	(0.05)	(0.03)	(0.06)	(0.15)
Net realized gains	—		—	—	—	(0.02)	(0.69)

Total Distributions	(0.00	)(4)	(0.03)	(0.05)	(0.03)	(0.08)	(0.84)

Net Asset Value, End of Period	$12.49		$12.87	$12.02	$11.77	$8.82	$10.98

Total Return(5)	(2.94)%		7.32%	2.58%	33.81%	(18.98)%	(14.17)%

Net Assets, End of Period (000s)	$148,076		$184,791	$230,727	$306,251	$252,783	$353,777

Ratios to Average Net Assets:
Gross expenses(6)	1.63	%(7)	1.65%	1.63%	1.60%	1.69%	1.49%
Net expenses(6)(8)	1.48	(7)(9)	1.55 (9)	1.54 (9)	1.55 (9)	1.55 (9)	1.49
Net investment income	0.51	(7)	0.27	0.36	0.52	0.55	1.08

Portfolio Turnover Rate	1%		50%	5%	0%	1%	6%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Amount represents less than $0.01 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.55%.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle Growth Fund	2006(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.89		$12.03	$11.78	$ 8.83	$11.00	$13.74

Income (Loss) From Operations:
Net investment income(3)	0.05		0.05	0.06	0.07	0.06	0.14
Net realized and unrealized gain (loss)	(0.43)		0.86	0.27	2.93	(2.15)	(2.04)

Total Income (Loss) From Operations	(0.38)		0.91	0.33	3.00	(2.09)	(1.90)

Less Distributions From:
Net investment income	(0.00	)(4)	(0.05)	(0.08)	(0.05)	(0.06)	(0.15)
Net realized gains	—		—	—	—	(0.02)	(0.69)

Total Distributions	(0.00	)(4)	(0.05)	(0.08)	(0.05)	(0.08)	(0.84)

Net Asset Value, End of Period	$12.51		$12.89	$12.03	$11.78	$ 8.83	$11.00

Total Return(5)	(2.93)%		7.54%	2.79%	33.99%	(19.03)%	(14.01)%

Net Assets, End of Period (000s)	$29,944		$35,251	$43,269	$44,950	$33,933	$46,933

Ratios to Average Net Assets:
Gross expenses(6)	1.33	%(7)	1.38%	1.38%	1.38%	1.54%	1.41%
Net expenses(6)(8)	1.29	(7)(9)	1.38	1.37 (9)	1.38	1.54	1.41
Net investment income	0.72	(7)	0.45	0.55	0.70	0.57	1.17

Portfolio Turnover Rate	1%		50%	5%	0%	1%	6%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Amount represents less than $0.01 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.55%.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       33

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Lifestyle Balanced Fund	2006(2)		2006	2005	2004		2003	2002
Net Asset Value, Beginning of Period	$12.26		$11.95	$11.77	$9.86		$10.93	$12.38

Income (Loss) From Operations:
Net investment income(3)	0.13		0.22	0.24	0.26		0.22	0.41
Net realized and unrealized gain (loss)	(0.26)		0.31	0.17	1.91		(0.99)	(0.98)

Total Income (Loss) From Operations	(0.13)		0.53	0.41	2.17		(0.77)	(0.57)

Less Distributions From:
Net investment income	(0.11)		(0.22)	(0.23)	(0.26)		(0.24)	(0.49)
Net realized gains	—		—	—	—		—	(0.39)
Return of capital	—		—	—	(0.00	)(4)	(0.06)	—

Total Distributions	(0.11)		(0.22)	(0.23)	(0.26)		(0.30)	(0.88)

Net Asset Value, End of Period	$12.02		$12.26	$11.95	$11.77		$9.86	$10.93

Total Return(5)	(1.06)%		4.49%	3.51%	22.32%		(7.12)%	(4.58)%

Net Assets, End of Period (000s)	$233,312		$235,924	$226,769	$195,214		$164,473	$204,437

Ratios to Average Net Assets:
Gross expenses(6)	0.69	%(7)	0.73%	0.73%	0.76%		0.81%	0.67%
Net expenses(6)(8)	0.67	(7)(9)	0.73	0.72 (9)	0.76		0.80 (9)	0.67
Net investment income	2.14	(7)	1.86	2.02	2.40		2.12	3.52

Portfolio Turnover Rate	2%		45%	16%	1%		1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Amount represents less than $0.01 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle Balanced Fund	2006(2)		2006	2005	2004		2003	2002
Net Asset Value, Beginning of Period	$12.54		$12.21	$12.03	$10.08		$11.17	$12.55

Income (Loss) From Operations:
Net investment income(3)	0.08		0.13	0.14	0.18		0.15	0.33
Net realized and unrealized gain (loss)	(0.27)		0.32	0.18	1.95		(1.02)	(0.99)

Total Income (Loss) From Operations	(0.19)		0.45	0.32	2.13		(0.87)	(0.66)

Less Distributions From:
Net investment income	(0.06)		(0.12)	(0.14)	(0.18)		(0.16)	(0.33)
Net realized gains	—		—	—	—		—	(0.39)
Return of capital	—		—	—	(0.00	)(4)	(0.06)	—

Total Distributions	(0.06)		(0.12)	(0.14)	(0.18)		(0.22)	(0.72)

Net Asset Value, End of Period	$12.29		$12.54	$12.21	$12.03		$10.08	$11.17

Total Return(5)	(1.50)%		3.71%	2.64%	21.39%		(7.79)%	(5.29)%

Net Assets, End of Period (000s)	$83,802		$108,455	$135,612	$176,633		$160,381	$199,381

Ratios to Average Net Assets:
Gross expenses(6)	1.53	%(7)	1.52%	1.52%	1.53%		1.52%	1.42%
Net expenses(6)(8)	1.48	(7)(9)	1.52	1.51 (9)	1.53		1.52	1.42
Net investment income	1.30	(7)	1.03	1.19	1.63		1.40	2.77

Portfolio Turnover Rate	2%		45%	16%	1%		1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Amount represents less than $0.01 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.55%.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       35

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle Balanced Fund	2006(2)		2006	2005	2004		2003	2002
Net Asset Value, Beginning of Period	$12.57		$12.23	$12.05	$10.09		$11.17	$12.55

Income (Loss) From Operations:
Net investment income(3)	0.09		0.15	0.16	0.19		0.16	0.33
Net realized and unrealized gain (loss)	(0.27)		0.33	0.17	1.96		(1.02)	(0.99)

Total Income (Loss) From Operations	(0.18)		0.48	0.33	2.15		(0.86)	(0.66)

Less Distributions From:
Net investment income	(0.07)		(0.14)	(0.15)	(0.19)		(0.16)	(0.33)
Net realized gains	—		—	—	—		—	(0.39)
Return of capital	—		—	—	(0.00	)(4)	(0.06)	—

Total Distributions	(0.07)		(0.14)	(0.15)	(0.19)		(0.22)	(0.72)

Net Asset Value, End of Period	$12.32		$12.57	$12.23	$12.05		$10.09	$11.17

Total Return(5)	(1.42)%		3.93%	2.74%	21.53%		(7.71)%	(5.28)%

Net Assets, End of Period (000s)	$28,119		$33,608	$39,570	$38,777		$28,972	$32,525

Ratios to Average Net Assets:
Gross expenses(6)	1.32	%(7)	1.36%	1.41%	1.48%		1.43%	1.37%
Net expenses(6)(8)	1.27	(7)(9)	1.36	1.40 (9)	1.48		1.43	1.37
Net investment income	1.52	(7)	1.21	1.32	1.69		1.51	2.82

Portfolio Turnover Rate	2%		45%	16%	1%		1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Amount represents less than $0.01 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.55%.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Lifestyle Conservative Fund	2006(2)		2006	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$11.48		$11.46	$11.35		$ 9.94		$10.59		$11.51

Income (Loss) From Operations:
Net investment income(3)	0.18		0.33	0.35		0.36		0.32		0.53
Net realized and unrealized gain (loss)	(0.23)		0.02	0.09	(4)	1.42		(0.55)		(0.81)

Total Income (Loss) From Operations	(0.05)		0.35	0.44		1.78		(0.23)		(0.28)

Less Distributions From:
Net investment income	(0.15)		(0.33)	(0.33)		(0.37)		(0.34)		(0.61)
Net realized gains	—		—	—		—		(0.00	)(5)	(0.03)
Return of capital	—		—	—		(0.00	)(5)	(0.08)		—

Total Distributions	(0.15)		(0.33)	(0.33)		(0.37)		(0.42)		(0.64)

Net Asset Value, End of Period	$11.28		$11.48	$11.46		$11.35		$9.94		$10.59

Total Return(6)	(0.40)%		3.13%	3.98	%(4)	18.28%		(2.18)%		(2.33)%

Net Assets, End of Period (000s)	$76,116		$75,890	$72,141		$60,332		$51,769		$58,176

Ratios to Average Net Assets:
Gross expenses(7)	0.72	%(8)	0.75%	0.73%		0.74%		0.77%		0.70%
Net expenses(7)(9)	0.70	(8)(10)	0.75	0.72	(10)	0.74		0.77		0.70
Net investment income	3.14	(8)	2.87	3.13		3.40		3.12		4.84

Portfolio Turnover Rate	2%		56%	17%		7%		2%		1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.71%, respectively.

(5)	Amount represents less than $0.01 per share.

(6)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(7)	Does not include expenses of the Underlying Funds in which the Fund invests.

(8)	Annualized.

(9)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       37

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle Conservative Fund	2006(2)		2006	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$11.65		$11.62	$11.50		$10.08		$10.72		$11.60

Income (Loss) From Operations:
Net investment income(3)	0.15		0.27	0.29		0.31		0.27		0.48
Net realized and unrealized gain (loss)	(0.24)		0.03	0.10	(4)	1.43		(0.55)		(0.82)

Total Income (Loss) From Operations	(0.09)		0.30	0.39		1.74		(0.28)		(0.34)

Less Distributions From:
Net investment income	(0.12)		(0.27)	(0.27)		(0.32)		(0.28)		(0.51)
Net realized gains	—		—	—		—		(0.00	)(5)	(0.03)
Return of capital	—		—	—		(0.00	)(5)	(0.08)		—

Total Distributions	(0.12)		(0.27)	(0.27)		(0.32)		(0.36)		(0.54)

Net Asset Value, End of Period	$11.44		$11.65	$11.62		$11.50		$10.08		$10.72

Total Return(6)	(0.76)%		2.62%	3.47	%(4)	17.53%		(2.57)%		(2.84)%

Net Assets, End of Period (000s)	$24,803		$32,756	$39,253		$47,401		$42,027		$45,937

Ratios to Average Net Assets:
Gross expenses(7)	1.28	%(8)	1.28%	1.27%		1.27%		1.29%		1.21%
Net expenses(7)(9)	1.23	(8)(10)	1.28	1.26	(10)	1.27		1.29		1.21
Net investment income	2.57	(8)	2.31	2.54		2.88		2.61		4.33

Portfolio Turnover Rate	2%		56%	17%		7%		2%		1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.07 and 3.11%, respectively.

(5)	Amount represents less than $0.01 per share.

(6)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(7)	Does not include expenses of the Underlying Funds in which the Fund invests.

(8)	Annualized.

(9)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.30%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle Conservative Fund	2006(2)		2006	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$11.63		$11.59	$11.48		$10.06		$10.71		$11.59

Income (Loss) From Operations:
Net investment income(3)	0.15		0.28	0.30		0.31		0.28		0.49
Net realized and unrealized gain (loss)	(0.23)		0.04	0.09	(4)	1.44		(0.56)		(0.82)

Total Income (Loss) From Operations	(0.08)		0.32	0.39		1.75		(0.28)		(0.33)

Less Distributions From:
Net investment income	(0.13)		(0.28)	(0.28)		(0.33)		(0.29)		(0.52)
Net realized gains	—		—	—		—		(0.00	)(5)	(0.03)
Return of capital	—		—	—		(0.00	)(5)	(0.08)		—

Total Distributions	(0.13)		(0.28)	(0.28)		(0.33)		(0.37)		(0.55)

Net Asset Value, End of Period	$11.42		$11.63	$11.59		$11.48		$10.06		$10.71

Total Return(6)	(0.71)%		2.77%	3.42	%(4)	17.65%		(2.58)%		(2.76)%

Net Assets, End of Period (000s)	$6,366		$7,303	$9,615		$9,174		$7,472		$7,105

Ratios to Average Net Assets:
Gross expenses(7)	1.19	%(8)	1.16%	1.22%		1.34%		1.23%		1.14%
Net expenses(7)(9)	1.16	(8)(10)	1.16	1.22	(10)	1.25	(10)	1.23		1.14
Net investment income	2.66	(8)	2.42	2.61		2.89		2.69		4.41

Portfolio Turnover Rate	2%		56%	17%		7%		2%		1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.16%, respectively.

(5)	Amount represents less than $0.01 per share.

(6)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(7)	Does not include expenses of the Underlying Funds in which the Fund invests.

(8)	Annualized.

(9)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       39

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Lifestyle Income Fund	2006(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.19		$10.36	$10.34	$9.59	$9.95	$10.65

Income (Loss) From Operations:
Net investment income(3)	0.24		0.43	0.41	0.43	0.42	0.63
Net realized and unrealized gain (loss)	(0.20)		(0.19)	0.02	0.79	(0.24)	(0.72)

Total Income (Loss) From Operations	0.04		0.24	0.43	1.22	0.18	(0.09)

Less Distributions From:
Net investment income	(0.24)		(0.41)	(0.41)	(0.43)	(0.46)	(0.61)
Return of capital	—		—	—	(0.04)	(0.08)	—

Total Distributions	(0.24)		(0.41)	(0.41)	(0.47)	(0.54)	(0.61)

Net Asset Value, End of Period	$9.99		$10.19	$10.36	$10.34	$9.59	$9.95

Total Return(4)	0.37%		2.42%	4.26%	13.02%	2.00%	(0.80)%

Net Assets, End of Period (000s)	$34,359		$36,992	$33,291	$27,538	$22,612	$23,640

Ratios to Average Net Assets:
Gross expenses(5)	0.80	%(6)	0.82%	0.80%	0.77%	0.82%	0.74%
Net expenses(5)(7)	0.78	(6)(8)	0.80 (8)	0.79 (8)	0.77	0.80 (8)	0.74
Net investment income	4.78	(6)	4.18	4.04	4.34	4.36	6.14

Portfolio Turnover Rate	2%		42%	3%	4%	5%	3%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Does not include expenses of the Underlying Funds in which the Fund invests.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle Income Fund	2006(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.29		$10.45	$10.42	$9.66	$10.02	$10.72

Income (Loss) From Operations:
Net investment income(3)	0.22		0.38	0.36	0.38	0.37	0.58
Net realized and unrealized gain (loss)	(0.21)		(0.18)	0.02	0.80	(0.24)	(0.73)

Total Income (Loss) From Operations	0.01		0.20	0.38	1.18	0.13	(0.15)

Less Distributions From:
Net investment income	(0.21)		(0.36)	(0.35)	(0.38)	(0.41)	(0.55)
Return of capital	—		—	—	(0.04)	(0.08)	—

Total Distributions	(0.21)		(0.36)	(0.35)	(0.42)	(0.49)	(0.55)

Net Asset Value, End of Period	$10.09		$10.29	$10.45	$10.42	$9.66	$10.02

Total Return(4)	0.11%		1.97%	3.76%	12.43%	1.44%	(1.35)%

Net Assets, End of Period (000s)	$9,730		$12,992	$15,982	$20,863	$19,320	$21,210

Ratios to Average Net Assets:
Gross expenses(5)	1.44	%(6)	1.44%	1.36%	1.32%	1.37%	1.26%
Net expenses(5)(7)	1.24	(6)(8)	1.30 (8)	1.29 (8)	1.30 (8)	1.30 (8)	1.26
Net investment income	4.30	(6)	3.63	3.49	3.80	3.85	5.62

Portfolio Turnover Rate	2%		42%	3%	4%	5%	3%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Does not include expenses of the Underlying Funds in which the Fund invests.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.30%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       41

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle Income Fund	2006(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.28		$10.44	$10.41	$9.65	$10.01	$10.71

Income (Loss) From Operations:
Net investment income(3)	0.22		0.38	0.37	0.38	0.38	0.58
Net realized and unrealized gain (loss)	(0.22)		(0.17)	0.02	0.80	(0.24)	(0.72)

Total Income (Loss) From Operations	—		0.21	0.39	1.18	0.14	(0.14)

Less Distributions From:
Net investment income	(0.21)		(0.37)	(0.36)	(0.38)	(0.42)	(0.56)
Return of capital	—		—	—	(0.04)	(0.08)	—

Total Distributions	(0.21)		(0.37)	(0.36)	(0.42)	(0.50)	(0.56)

Net Asset Value, End of Period	$10.07		$10.28	$10.44	$10.41	$9.65	$10.01

Total Return(4)	0.04%		2.03%	3.81%	12.49%	1.49%	(1.29)%

Net Assets, End of Period (000s)	$2,006		$2,602	$3,207	$3,225	$2,844	$2,882

Ratios to Average Net Assets:
Gross expenses(5)	1.50	%(6)	1.50%	1.46%	1.51%	1.62%	1.29%
Net expenses(5)(7)(8)	1.20	(6)	1.25	1.24	1.25	1.25	1.25
Net investment income	4.35	(6)	3.69	3.56	3.84	3.93	5.65

Portfolio Turnover Rate	2%		42%	3%	4%	5%	3%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2006 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Does not include expenses of the Underlying Funds in which the Fund invests.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Lifestyle High Growth Fund (“High Growth Fund”), Legg Mason Partners Lifestyle Growth Fund (“Growth Fund”), Legg Mason Partners Lifestyle Balanced Fund (“Balanced Fund”), Legg Mason Partners Lifestyle Conservative Fund (“Conservative Fund”) and Legg Mason Partners Lifestyle Income Fund (“Income Fund”) (formerly known as High Growth Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio and Income Portfolios, respectively) (the “Funds”) are separate investment funds of Legg Mason Partners Lifestyle Series, Inc. (formerly known as Smith Barney Allocation Series Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) managed, for the period of this report, by Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”) and TIMCO Asset Management, Inc. (“TIMCO”), which serves as the investment manager of Legg Mason Partners Small Cap Core Fund, Inc. TIMCO is an indirect wholly-owned subsidiary of Legg Mason. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions from the Underlying Funds are recorded on the ex-dividend date as investment income. Long-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as realized gains. Interest income is recorded on an accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. The Balanced Fund and Conservative Fund distribute net investment income quarterly and capital gains, if any, at least annually. The Income Fund distributes net investment income monthly and capital gains, if any, at least annually. In addition, the High Growth Fund and Growth Fund distribute net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of a Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       43

Notes to Financial Statements (unaudited) (continued)

intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

For the period of this report, SBFM, an indirect wholly-owned subsidiary of Legg Mason, acted as the investment manager of the Funds. Under the investment management agreement, each Fund paid an investment management fee calculated at an annual rate of 0.20% of each respective Fund’s average daily net assets. This fee is calculated daily and paid monthly.

In addition, the Funds indirectly paid management and/or administration fees to SBFM and TIMCO, as a shareholder in the Underlying Funds. These administration and management fees combined, ranged from 0.56% to 0.75% of the average daily net assets of the Underlying Funds.

During the six months ended July 31, 2006, High Growth, Growth and Balanced Funds’ Class A, B, and C shares had expense limitations in place of 0.80%, 1.55%, and 1.55%, respectively, of the average daily net assets of each class. During the six months ended July 31, 2006, the Conservative and Income Funds’ Class A, B, and C shares had expense limitations in place of 0.80%, 1.30%, and 1.25%, respectively, of the average daily net assets of each class. During the six month ended July 31, 2006, the Manager waived a portion of its fee in the amount of $15,288, $13,426, $8,387, $2,574 and $12,612 for the High Growth Fund, Growth Fund, Balanced Fund, Conservative Fund and Income Fund, respectively. In addition, during the six months ended July 31, 2006 High Growth Fund, Growth Fund, Balanced Fund, Conservative Fund and Income Fund were reimbursed for expenses in the amount of $526,014, $182,327, $55,875, $13,220, and $5,950, respectively.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Funds.

For High Growth Fund, Growth Fund and Balanced Fund, there is a maximum initial sales charge of 5.00% for Class A shares. For Conservative Fund and Income Fund, there is a maximum initial sales charge of 4.50% for Class A shares. The High Growth Fund, Growth Fund and Balanced Fund have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative Fund and Income Fund have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for High Growth Fund and Balanced Fund and $500,000 in the aggregate for Conservative Fund and Income Fund. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2006, LMIS and its affiliates did not receive any sales charges or CDSCs.

Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

44       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended July 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
High Growth Fund	$8,117,435	$45,196,230
Growth Fund	5,286,822	41,331,062
Balanced Fund	6,243,920	32,765,450
Conservative Fund	2,142,039	8,920,240
Income Fund	772,818	6,087,172

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
High Growth Fund	$141,397,699	$(1,608,638)	$139,789,061
Growth Fund	73,538,773	(5,781,359)	67,757,414
Balanced Fund	23,559,849	(5,799,371)	17,760,478
Conservative Fund	3,454,539	(2,760,639)	693,900
Income Fund	434,786	(3,919,523)	(3,484,737)

4.	Class Specific Expenses

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the High Growth, Growth and Balanced Funds each pay a distribution fee with respect to their Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. The Conservative and Income Funds each pay a distribution fee with respect to their Class B and C shares calculated at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets of each class. Distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
High Growth Fund
Class A	$566,904	$901,609	$41,555
Class B	908,699	443,926	22,516
Class C	163,985	17,910	2,084

Total	$1,639,588	$1,363,445	$66,155

Growth Fund
Class A	$483,352	$582,285	$28,223
Class B	822,454	317,576	17,730
Class C	160,391	16,188	2,327

Total	$1,466,197	$916,049	$48,280

Balanced Fund
Class A	$292,361	$236,898	$12,256
Class B	474,696	135,305	8,038
Class C	152,350	12,964	1,459

Total	$919,407	$385,167	$21,753

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       45

Notes to Financial Statements (unaudited) (continued)

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Conservative Fund
Class A	$94,110	$69,974	$4,041
Class B	106,544	33,692	2,413
Class C	23,315	6,596	585

Total	$223,969	$110,262	$7,039

Income Fund
Class A	$44,357	$29,005	$1,656
Class B	41,928	16,154	980
Class C	8,157	4,636	248

Total	$94,442	$49,795	$2,884

5.	Distributions to Shareholders by Class

GROWTH FUND	Six Months Ended July 31, 2006	Year Ended January 31, 2006
Net Investment Income
Class A	$182,414	$3,870,998
Class B	20,234	426,365
Class C	6,204	130,720

Total	$208,852	$4,428,083

BALANCED FUND
Net Investment Income
Class A	$2,136,441	$4,274,344
Class B	468,165	1,124,869
Class C	174,189	398,970

Total	$2,778,795	$5,798,183

CONSERVATIVE FUND
Net Investment Income
Class A	$1,021,263	$2,191,470
Class B	297,621	813,477
Class C	74,187	202,650

Total	$1,393,071	$3,207,597

INCOME FUND
Net Investment Income
Class A	$832,916	$1,463,646
Class B	226,409	499,304
Class C	48,369	104,934

Total	$1,107,694	$2,067,884

6.	Capital Shares

At July 31, 2006, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Funds and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

46       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class within each Fund were as follows:

	Six Months Ended July 31, 2006		Year Ended January 31, 2006
HIGH GROWTH FUND	Shares	Amount	Shares	Amount
Class A
Shares sold	2,448,796	$37,055,409	5,248,388	$74,505,377
Shares repurchased	(2,465,565)	(37,293,924)	(5,068,059)	(72,323,207)

Net Increase (Decrease)	(16,769)	$(238,515)	180,329	$2,182,170

Class B
Shares sold	489,415	$7,107,605	1,186,935	$16,253,626
Shares repurchased	(2,443,931)	(35,433,264)	(5,143,614)	(70,460,643)

Net Decrease	(1,954,516)	$(28,325,659)	(3,956,679)	$(54,207,017)

Class C
Shares sold	126,650	$1,860,408	325,626	$4,480,661
Shares repurchased	(404,841)	(5,939,001)	(1,082,479)	(14,877,149)

Net Decrease	(278,191)	$(4,078,593)	(756,853)	$(10,396,488)

GROWTH FUND
Class A
Shares sold	2,910,089	$36,708,552	5,870,025	$71,128,014
Shares issued on reinvestment	14,802	180,597	306,265	3,824,850
Shares repurchased	(3,080,121)	(38,715,840)	(5,809,347)	(70,760,809)

Net Increase (Decrease)	(155,230)	$(1,826,691)	366,943	$4,192,055

Class B
Shares sold	496,287	$6,303,377	1,182,497	$14,451,843
Shares issued on reinvestment	1,628	20,036	33,338	421,387
Shares repurchased	(2,998,557)	(38,127,523)	(6,057,535)	(73,962,949)

Net Decrease	(2,500,642)	$(31,804,110)	(4,841,700)	$(59,089,719)

Class C
Shares sold	139,618	$1,783,068	360,623	$4,412,728
Shares issued on reinvestment	475	5,857	9,814	124,149
Shares repurchased	(483,192)	(6,164,460)	(1,232,178)	(15,067,215)

Net Decrease	(343,099)	$(4,375,535)	(861,741)	$(10,530,338)

BALANCED FUND
Class A
Shares sold	2,311,632	$28,110,219	3,916,570	$47,087,090
Shares issued on reinvestment	173,647	2,104,038	348,982	4,199,604
Shares repurchased	(2,307,787)	(27,963,440)	(4,011,685)	(48,321,902)

Net Increase	177,492	$2,250,817	253,867	$2,964,792

Class B
Shares sold	296,911	$3,691,419	751,673	$9,220,098
Shares issued on reinvestment	37,101	460,200	89,582	1,104,835
Shares repurchased	(2,163,104)	(26,889,896)	(3,300,990)	(40,546,402)

Net Decrease	(1,829,092)	$(22,738,277)	(2,459,735)	$(30,221,469)

Class C
Shares sold	116,730	$1,457,465	331,176	$4,075,080
Shares issued on reinvestment	12,525	155,648	28,956	357,600
Shares repurchased	(520,823)	(6,495,145)	(921,181)	(11,343,745)

Net Decrease	(391,568)	$(4,882,032)	(561,049)	$(6,911,065)

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       47

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended July 31, 2006		Year Ended January 31, 2006
CONSERVATIVE FUND	Shares	Amount	Shares	Amount
Class A
Shares sold	858,099	$9,731,122	1,786,564	$20,354,047
Shares issued on reinvestment	87,840	992,236	188,642	2,143,596
Shares repurchased	(805,308)	(9,131,977)	(1,661,473)	(18,976,907)

Net Increase	140,631	$1,591,381	313,733	$3,520,736

Class B
Shares sold	106,256	$1,221,263	406,554	$4,703,463
Shares issued on reinvestment	25,303	290,406	68,615	791,092
Shares repurchased	(776,111)	(8,930,077)	(1,041,515)	(12,043,806)

Net Decrease	(644,552)	$(7,418,408)	(566,346)	$(6,549,251)

Class C
Shares sold	62,076	$710,031	131,672	$1,519,603
Shares issued on reinvestment	5,485	62,847	15,736	181,078
Shares repurchased	(138,191)	(1,590,876)	(348,827)	(4,024,809)

Net Decrease	(70,630)	$(817,998)	(201,419)	$(2,324,128)

INCOME FUND
Class A
Shares sold	420,974	$4,231,896	1,131,185	$11,585,938
Shares issued on reinvestment	78,060	783,111	134,788	1,377,308
Shares repurchased	(687,511)	(6,909,031)	(850,497)	(8,700,971)

Net Increase (Decrease)	(188,477)	$(1,894,024)	415,476	$4,262,275

Class B
Shares sold	44,448	$450,744	170,259	$1,763,258
Shares issued on reinvestment	20,351	206,337	44,528	459,359
Shares repurchased	(362,703)	(3,678,351)	(481,162)	(4,975,830)

Net Decrease	(297,904)	$(3,021,270)	(266,375)	$(2,753,213)

Class C
Shares sold	19,551	$198,488	66,210	$683,498
Shares issued on reinvestment	4,254	43,039	9,245	95,285
Shares repurchased	(77,895)	(789,212)	(129,393)	(1,333,629)

Net Decrease	(54,090)	$(547,685)	(53,938)	$(554,846)

7.	Capital Loss Carryforward

As of January 31, 2006, High Growth Fund had a net capital loss carryforward of $74,343,074, of which $421,100 expires in 2009, $11,556,093 expires in 2010, $3,536,453 expires in 2011, $48,378,170 expires in 2012, $152,074 expires in 2013 and $10,299,184 expires in 2014. Growth Fund had a net capital loss carryforward of $106,580,394, of which $4,500,794 expires in 2011, $39,796,228 expires in 2012, $17,607,354 expires in 2013 and $44,676,018 expires in 2014. Balanced Fund had a net capital loss carryforward of $21,121,280, of which $1,771,603 expires in 2011, $3,050,500 expires in 2012, $12,666,825 expires in 2013 and $3,632,352 expires in 2014. Conservative Fund had a net capital loss carryforward of $6,008,790, of which $937,591 expires in 2012, $295,302 expires in 2013 and $4,775,897 expires in 2014. Income Fund had a net capital loss carryforward of $2,433,947, of which $656,502 expires in 2009, $345,727 expires in 2012, $95,670 expires in 2013 and $1,336,048 expires in 2014. These amounts will be available to offset any future taxable capital gains.

48       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       49

Notes to Financial Statements (unaudited) (continued)

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Funds’ investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

*   *   *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including High Growth Fund, Growth Fund, Balanced Fund, Conservative Fund, Income Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing

50       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Funds.

11.	Subsequent Events

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Funds’ investment manager and CAM North America, LLC (“CAM N.A.”) became the Funds’ subadviser. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term instruments. Each Fund’s investment management fee remains unchanged. For its services, LMPFA will pay CAM N.A. 70% of the net management fee that it receives from the Funds.

The Funds’ Board has also approved certain share class modifications which, among other things, will standardize share class features for all funds in the fund complex. The features standardized include such things as sales load, distribution charges and other costs. These modifications are expected to be implemented during the fourth quarter of 2006.

The Funds’ Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Funds being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Funds as a Maryland business trusts, with all funds operating under uniform charter documents. Each Fund’s shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

12.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for each Fund will be February 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds is currently evaluating the impact that FIN 48 will have on the financial statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       51

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 12, 2006, the Funds’ Board, including a majority of the Board Members who are not “interested persons” of the Funds or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between each Fund and the Manager. The Funds’ Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and CAM North America, LLC (the “Subadviser”) (each a “New Subadvisory Agreement”). Each New Management Agreement and each New Subadvisory Agreement replaced the Funds’ prior management agreements with SBFM and were entered into in connection with an internal reorganization of the Manager’s, and the prior manager’s parent organization, Legg Mason. In approving each New Management Agreement and each New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Funds, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Funds. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Funds. The Board Members noted that the portfolio management team was expected to be the same as then managing the Funds.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Funds by the Manager under each New Management Agreement and by the Subadviser under each New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under each New Management Agreement and each New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Funds as well as comparative information with respect to a peer group of Funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Funds to the funds included in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing each Fund’s performance against, among other things, its benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of each Fund under the circumstances, supported approval of each New Management Agreement and each New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by each Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing each Fund’s management fee and overall expenses with those

52       Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Funds, will pay the subadvisory fee to the Subadviser. The Board Members determined that each Fund’s management fee and each Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to each Fund under each New Management Agreement and each New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Funds, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Funds and other factors considered, they determined that each management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of each Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of each New Management Agreement and each New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that each New Management Agreement and each New Subadvisory Agreement was being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of each New Management Agreement are substantially identical to those of the Funds’ previous management agreement except for the identity of the Manager, and that the initial term of each New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved each New Management Agreement and each New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve each New Management Agreement and each New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of each New Management Agreement and each New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report       53

Legg Mason Partners Lifestyle Series, Inc.

DIRECTORS Walter E. Auch H. John Ellis R. Jay Gerken, CFA Chairman Armon E. Kamesar Stephen E. Kaufman John J. Murphy

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

CAM North America, LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Lifestyle Series, Inc.

Legg Mason Partners Lifestyle High Growth Fund

Legg Mason Partners Lifestyle Growth Fund

Legg Mason Partners Lifestyle Balanced Fund

Legg Mason Partners Lifestyle Conservative Fund

Legg Mason Partners Lifestyle Income Fund

The Funds are separate investment funds of the Legg Mason Partners Lifestyle Series, Inc., a Maryland corporation.

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy Voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Allocation Series Inc. name.

This report is submitted for the general information of the shareholders of Legg Mason Partners Lifestyle Series, Inc., but it may also be used as sales literature.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD01185 9/06	SR06-132

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Lifestyle Series, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Lifestyle Series, Inc.

Date: October 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Lifestyle Series, Inc.

Date: October 6, 2006

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Legg Mason Partners Lifestyle Series, Inc.

Date: October 6, 2006